Earnings Per Equity Share - Additional Information (Details) - ₨ / shares		12 Months Ended
	Dec. 03, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2026
Earnings per share [abstract]
Antidilutive securities excluded from computation of earnings per share amounts		1,294,623	128,916	1,586,275
Bonus Issued Ratio	100.00%	100.00%	100.00%
Par value per share	₨ 2	₨ 2	₨ 2